UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response. . . . 21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21862

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Retirement 2005 Portfolio

		Shares	Value ($)*
Investment Companies (a) — 100.1%
	Columbia Acorn International, Class Z	1	23
	Columbia High Income Fund, Class Z	4,142	32,436
	Columbia Large Cap Enhanced Core Fund, Class Z	24,229	250,772
	Columbia Large Cap Value Fund, Class Z	4,076	40,064
	Columbia Marsico Focused Equities Fund, Class Z	1,816	34,023
	Columbia Mid Cap Growth Fund, Class Z	1,499	29,338
	Columbia Mid Cap Value Fund, Class Z	2,783	30,083
	Columbia Multi-Advisor International Equity Fund, Class Z	8,459	91,020
	Columbia Short Term Bond Fund, Class Z	12,063	120,030
	Columbia Small Cap Growth Fund II, Class Z	1,203	10,770
	Columbia Small Cap Value Fund II, Class Z	1,500	15,858
	Columbia Total Return Bond Fund, Class Z	43,107	422,450

	Total Investment Companies (cost of $1,226,911)		1,076,867

		Par ($)
Short-Term Obligation — 2.2%
	Repurchase agreement with State Street Bank and Trust Co., dated 01/29/10, due 02/01/10 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/03/10, market value $24,993 (repurchase proceeds $24,000)	24,000	24,000

	Total Short-Term Obligation (cost of $24,000)		24,000

	Total Investments — 102.3% (cost of $1,250,911) (b)(c)		1,100,867

	Other Assets & Liabilities, Net — (2.3)%		(24,810)

	Net Assets — 100.0%		1,076,057

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$1,076,867	$—	$—	$1,076,867
Total Short-Term Obligation	—	24,000	—	24,000
Total Investments	$1,076,867	$24,000	$—	$1,100,867

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $1,250,911.
(c)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$41,014	$(191,058)	$(150,044)

2

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Retirement 2010 Portfolio

		Shares	Value ($)*
Investment Companies (a) — 91.9%
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia High Income Fund, Class Z	4,426	34,658
	Columbia Large Cap Enhanced Core Fund, Class Z	42,703	441,976
	Columbia Large Cap Value Fund, Class Z	8,145	80,064
	Columbia Marsico Focused Equities Fund, Class Z	4,232	79,311
	Columbia Mid Cap Growth Fund, Class Z	3,565	69,763
	Columbia Mid Cap Value Fund, Class Z	6,456	69,789
	Columbia Multi-Advisor International Equity Fund, Class Z	18,561	199,716
	Columbia Short Term Bond Fund, Class Z	27	272
	Columbia Small Cap Growth Fund II, Class Z	2,774	24,829
	Columbia Small Cap Value Fund II, Class Z	3,303	34,910
	Columbia Total Return Bond Fund, Class Z	67,299	659,534

	Total Investment Companies (cost of $1,833,092)		1,694,823

		Par ($)
Short-Term Obligation — 1.2%
	Repurchase agreement with State Street Bank and Trust Co., dated 01/29/10, due 02/01/10 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/03/10, market value $24,993 (repurchase proceeds $23,000)	23,000	23,000

	Total Short-Term Obligation (cost of $23,000)		23,000

	Total Investments — 93.1% (cost of $1,856,092)(b)(c)		1,717,823

	Other Assets & Liabilities, Net — 6.9%		126,478

	Net Assets — 100.0%		1,844,301

1

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$1,694,823	$—	$—	$1,694,823
Total Short-Term Obligation	—	23,000	—	23,000
Total Investments	$1,694,823	$23,000	$—	$1,717,823

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $1,856,092.
(c)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$76,755	$(215,024)	$(138,269)

2

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Retirement 2015 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.0%
	Columbia Acorn International, Class Z	321	10,658
	Columbia High Income Fund, Class Z	2	14
	Columbia Large Cap Enhanced Core Fund, Class Z	44,166	457,116
	Columbia Large Cap Value Fund, Class Z	9,151	89,958
	Columbia Marsico Focused Equities Fund, Class Z	4,781	89,604
	Columbia Mid Cap Growth Fund, Class Z	3,776	73,904
	Columbia Mid Cap Value Fund, Class Z	6,979	75,443
	Columbia Multi-Advisor International Equity Fund, Class Z	18,320	197,123
	Columbia Small Cap Growth Fund II, Class Z	2,945	26,357
	Columbia Small Cap Value Fund II, Class Z	3,545	37,470
	Columbia Total Return Bond Fund, Class Z	61,789	605,534

	Total Investment Companies (cost of $1,766,056)		1,663,181

		Par ($)
Short-Term Obligation — 1.6%
	Repurchase agreement with State Street Bank and Trust Co., dated 01/29/10, due 02/01/10 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/03/10, market value $29,991 (repurchase proceeds $26,000)	26,000	26,000

	Total Short-Term Obligation (cost of $26,000)		26,000

	Total Investments — 101.6% (cost of $1,792,056)(b)(c)		1,689,181

	Other Assets & Liabilities, Net — (1.6)%		(26,233)

	Net Assets — 100.0%		1,662,948

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$1,663,181	$—	$—	$1,663,181
Total Short-Term Obligation	—	26,000	—	26,000
Total Investments	$1,663,181	$26,000	$—	$1,689,181

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $1,792,056.
(c)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$113,526	$(216,401)	$(102,875)

2

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Retirement 2020 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.0%
	Columbia Acorn International, Class Z	1,475	48,916
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia Large Cap Enhanced Core Fund, Class Z	128,672	1,331,755
	Columbia Large Cap Value Fund, Class Z	29,659	291,550
	Columbia Marsico Focused Equities Fund, Class Z	15,370	288,036
	Columbia Mid Cap Growth Fund, Class Z	11,527	225,591
	Columbia Mid Cap Value Fund, Class Z	20,964	226,616
	Columbia Multi-Advisor International Equity Fund, Class Z	55,811	600,529
	Columbia Small Cap Growth Fund II, Class Z	10,734	96,070
	Columbia Small Cap Value Fund II, Class Z	12,176	128,698
	Columbia Total Return Bond Fund, Class Z	145,134	1,422,314

	Total Investment Companies (cost of $4,614,429)		4,660,076

		Par ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with State Street Bank and Trust Co., dated 01/29/10, due 02/01/10 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/03/10, market value $24,993 (repurchase proceeds $23,000)	23,000	23,000

	Total Short-Term Obligation (cost of $23,000)		23,000

	Total Investments — 100.5% (cost of $4,637,429)(b)(c)		4,683,076

	Other Assets & Liabilities, Net — (0.5)%		(23,763)

	Net Assets — 100.0%		4,659,313

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$4,660,076	$—	$—	$4,660,076
Total Short-Term Obligation	—	23,000	—	23,000
Total Investments	$4,660,076	$23,000	$—	$4,683,076

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $4,637,429.
(c)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$287,806	$(242,159)	$45,647

2

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Retirement 2025 Portfolio

		Shares	Value ($)*
Investment Companies (a) — 100.1%
	Columbia Acorn International, Class Z	1,066	35,360
	Columbia Large Cap Enhanced Core Fund, Class Z	64,930	672,021
	Columbia Large Cap Value Fund, Class Z	16,974	166,855
	Columbia Marsico Focused Equities Fund, Class Z	8,864	166,114
	Columbia Mid Cap Growth Fund, Class Z	6,729	131,693
	Columbia Mid Cap Value Fund, Class Z	12,384	133,875
	Columbia Multi-Advisor International Equity Fund, Class Z	29,264	314,883
	Columbia Small Cap Growth Fund II, Class Z	6,857	61,366
	Columbia Small Cap Value Fund II, Class Z	7,576	80,074
	Columbia Total Return Bond Fund, Class Z	63,932	626,534

	Total Investment Companies (cost of $2,371,450)		2,388,775

		Par ($)
Short-Term Obligation — 1.0%
	Repurchase agreement with State Street Bank and Trust Co., dated 01/29/10, due 02/01/10 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/03/10, market value $24,993 (repurchase proceeds $24,000)	24,000	24,000

	Total Short-Term Obligation (cost of $24,000)		24,000

	Total Investments — 101.1% (cost of $2,395,450)(b)(c)		2,412,775

	Other Assets & Liabilities, Net — (1.1)%		(25,434)

	Net Assets — 100.0%		2,387,341

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$2,388,775	$—	$—	$2,388,775
Total Short-Term Obligation	—	24,000	—	24,000
Total Investments	$2,388,775	$24,000	$—	$2,412,775

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $2,395,450.
(c)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$243,087	$(225,762)	$17,325

2

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Retirement 2030 Portfolio

		Shares	Value ($)*
Investment Companies (a) — 100.1%
	Columbia Acorn International, Class Z	3,086	102,335
	Columbia Large Cap Enhanced Core Fund, Class Z	146,933	1,520,756
	Columbia Large Cap Value Fund, Class Z	41,698	409,892
	Columbia Marsico Focused Equities Fund, Class Z	21,671	406,115
	Columbia Mid Cap Growth Fund, Class Z	15,663	306,534
	Columbia Mid Cap Value Fund, Class Z	28,369	306,673
	Columbia Multi-Advisor International Equity Fund, Class Z	66,721	717,918
	Columbia Small Cap Growth Fund II, Class Z	13,650	122,170
	Columbia Small Cap Value Fund II, Class Z	19,272	203,706
	Columbia Total Return Bond Fund, Class Z	107,958	1,057,992

	Total Investment Companies (cost of $5,253,916)		5,154,091

		Par ($)
Short-Term Obligation — 0.4%
	Repurchase agreement with State Street Bank and Trust Co., dated 01/29/10, due 02/01/10 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/03/10, market value $24,993 (repurchase proceeds $20,000)	20,000	20,000

	Total Short-Term Obligation (cost of $20,000)		20,000

	Total Investments — 100.5% (cost of $5,273,916)(b)(c)		5,174,091

	Other Assets & Liabilities, Net — (0.5)%		(27,383)

	Net Assets — 100.0%		5,146,708

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$5,154,091	$—	$—	$5,154,091
Total Short-Term Obligation	—	20,000	—	20,000
Total Investments	$5,154,091	$20,000	$—	$5,174,091

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $5,273,916.
(c)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$346,381	$(446,206)	$(99,825)

2

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Retirement 2035 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.1%
	Columbia Acorn International, Class Z	2,350	77,939
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia Large Cap Enhanced Core Fund, Class Z	90,128	932,823
	Columbia Large Cap Value Fund, Class Z	27,574	271,054
	Columbia Marsico Focused Equities Fund, Class Z	14,383	269,544
	Columbia Mid Cap Growth Fund, Class Z	9,862	193,001
	Columbia Mid Cap Value Fund, Class Z	18,002	194,605
	Columbia Multi-Advisor International Equity Fund, Class Z	40,269	433,295
	Columbia Small Cap Growth Fund II, Class Z	8,600	76,971
	Columbia Small Cap Value Fund II, Class Z	12,250	129,483
	Columbia Total Return Bond Fund, Class Z	48,531	475,607

	Total Investment Companies (cost of $3,241,264)		3,054,323

		Par ($)
Short-Term Obligation — 0.8%
	Repurchase agreement with State Street Bank and Trust Co., dated 01/29/10, due 02/01/10 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/03/10, market value $24,993 (repurchase proceeds $24,000)	24,000	24,000

	Total Short-Term Obligation (cost of $24,000)		24,000

	Total Investments — 100.9% (cost of $3,265,264)(b)(c)		3,078,323

	Other Assets & Liabilities, Net — (0.9)%		(25,966)

	Net Assets — 100.0%		3,052,357

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$3,054,323	$—	$—	$3,054,323
Total Short-Term Obligation	—	24,000	—	24,000
Total Investments	$3,054,323	$24,000	$—	$3,078,323

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $3,265,264.
(c)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$207,528	$(394,469)	$(186,941)

2

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Retirement 2040 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.1%
	Columbia Acorn International, Class Z	6,191	205,309
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia Large Cap Enhanced Core Fund, Class Z	186,098	1,926,119
	Columbia Large Cap Value Fund, Class Z	65,298	641,879
	Columbia Marsico Focused Equities Fund, Class Z	33,803	633,474
	Columbia Mid Cap Growth Fund, Class Z	23,680	463,409
	Columbia Mid Cap Value Fund, Class Z	42,932	464,091
	Columbia Multi-Advisor International Equity Fund, Class Z	89,486	962,871
	Columbia Small Cap Growth Fund II, Class Z	22,555	201,869
	Columbia Small Cap Value Fund II, Class Z	30,159	318,776
	Columbia Total Return Bond Fund, Class Z	67,742	663,873

	Total Investment Companies (cost of $6,744,670)		6,481,671

		Par ($)
Short-Term Obligation — 0.3%
	Repurchase agreement with State Street Bank and Trust Co., dated 01/29/10, due 02/01/10 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/03/10, market value $24,993 (repurchase proceeds $21,000)	21,000	21,000

	Total Short-Term Obligation (cost of $21,000)		21,000

	Total Investments — 100.4% (cost of $6,765,670)(b)(c)		6,502,671

	Other Assets & Liabilities, Net — (0.4)%		(27,522)

	Net Assets — 100.0%		6,475,149

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$6,481,671	$—	$—	$6,481,671
Total Short-Term Obligation	—	21,000	—	21,000
Total Investments	$6,481,671	$21,000	$—	$6,502,671

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $6,765,670.
(c)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$469,900	$(732,899)	$(262.999)

2

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 24, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	March 24, 2010